Basis of Presentation and Significant Accounting Policies - Narrative (Details) contract in Thousands, $ in Millions		12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($) contract Reporting_Segment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of annuity contracts | contract		446
Annuity contract, account value		$ 38,000
Private placement life insurance, account value		$ 41,700
Number of reportable segments | Reporting_Segment		1
Maximum uncollateralized threshold for derivative counter party, single level entity		$ 7
Intangible assets, useful life		7 years
Fixed Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Policyholder benefits and claims incurred, assumed		$ 7,300
Variable Annuities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Policyholder benefits and claims incurred, assumed		$ 6,400
Sixth Street | Talcott Resolution Life, Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voting interest acquired	100.00%
Consideration transferred	$ 2,200
Consideration transferred, pre-closing dividend	500
Consideration transferred, cash	$ 1,700